SHORT-TERM BANK BORROWING - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Borrowing
Interest expenses	$ 525	$ 1,034	$ 223
Loan One | East West Bank
Borrowing
Annual interest rate			6.00%